As filed with the Securities and Exchange Commission on April 1, 2005.

File No. 33-89798

File No. 811-08075

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ Pre-Effective Amendment No.	☒ Post-Effective Amendment No. 11

to Registration Statement No. 33-89798

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

☒   Amendment No. 38

Massachusetts Mutual Variable Life Separate Account I

(Exact Name of Registrant)

Massachusetts Mutual Life Insurance Company

(Name of Depositor)

1295 State Street, Springfield, Massachusetts 01111-0001

(Address of Depositor’s Principal Executive Offices)

1-413-788-8411

(Depositor’s Telephone Number, including Area Code)

Robert Liguori

Senior Vice President and Co-General Counsel

Massachusetts Mutual Life Insurance Company

1295 State Street

Springfield, Massachusetts – 01111-0001

(Name and Address of Agent for Service)

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of the Rule 485

If appropriate, check the following box:

☒	this post effective amendment designates a new effective date for a previously filed post effective amendment. Such effective date shall be May 1, 2005.

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 10 to Registration Statement No. 33-89798 filed pursuant to Rule 485(a) under the Securities Act of 1933 on February 4, 2005. The contents of Post-Effective Amendment No. 10 are being incorporated by reference.

REPRESENTATION BY REGISTRANT’S COUNSEL

As counsel to the Registrant, I, Michele M. Oneto, have reviewed this Post-Effective Amendment No. 11 to Registration Statement No. 33-89798 and I represent, pursuant to the requirement of paragraph (e) of Rule 485 under the Securities Act of 1933, that this Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of said Rule 485.

/s/ Michele M. Oneto
Michele M. Oneto
Counsel

SIGNATURES

Pursuant to the requirements of Securities Act of 1933, the Registrant, Massachusetts Mutual Variable Life Separate Account I, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 11 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 11 to Registration Statement No. 33-89798 to be signed on its behalf by the undersigned, duly authorized in the City of Springfield and the Commonwealth of Massachusetts on the 31st day of March, 2005.

MASSACHUSETTS MUTUAL VARIABLE LIFE SEPARATE ACCOUNT I

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

    (Depositor)

By: /s/ Robert J. O’Connell*

Robert J. O’Connell, Director, Chairman, President

and Chief Executive Officer

Massachusetts Mutual Life Insurance Company

/s/ Robert Liguori	On March 31, 2005, as Attorney-in-Fact pursuant to powers of attorney incorporated by reference.
*Robert Liguori

As required by the Securities Act of 1933, this Post-Effective Amendment No. 11 to Registration Statement No. 33-89798 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ ROBERT J. O’CONNELL* Robert J. O’Connell	Chairman, Director, President and Chief Executive Officer (Principal Executive Officer)	March 31, 2005

/s/ HOWARD GUNTON* Howard Gunton	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	March 31, 2005

/s/ NORMAN A. SMITH* Norman A. Smith	Vice President and Controller (Principal Accounting Officer)	March 31, 2005

/S/ ROGER G. ACKERMAN* Roger G. Ackerman	Director	March 31, 2005

/s/ JAMES R. BIRLE* James R. Birle	Director	March 31, 2005

/s/ GENE CHAO* Gene Chao	Director	March 31, 2005

/s/ JAMES H. DEGRAFFENREIDT, JR.* James H. DeGraffenreidt, Jr.	Director	March 31, 2005

/S/ PATRICIA DIAZ DENNIS* Patricia Diaz Dennis	Director	March 31, 2005

/s/ JAMES L. DUNLAP* James L. Dunlap	Director	March 31, 2005

/s/ WILLIAM B. ELLIS* William B. Ellis	Director	March 31, 2005

/s/ ROBERT ESSNER* Robert Essner	Director	March 31, 2005

/s/ ROBERT M. FUREK* Robert M. Furek	Director	March 31, 2005

/s/ WILLIAM B. MARX, JR.* William B. Marx, Jr.	Director	March 31, 2005

/s/ JOHN F. MAYPOLE* John F. Maypole	Director	March 31, 2005

/S/ MARC RACICOT* Marc Racicot	Director	March 31, 2005

/s/ ROBERT LIGUORI *Robert Liguori	On March 31, 2005, as Attorney-in-Fact pursuant to powers of attorney